Land-Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Land-use rights	$2,319,598	$2,384,743
Less: accumulated amortization	(189,434)	(147,059)
Land-use rights, net	$2,130,164	$2,237,684

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$47,060
Fiscal year 2026	47,060
Fiscal year 2027	47,060
Fiscal year 2028	47,060
Fiscal year 2029	47,060
Thereafter	1,894,864
Total	$2,130,164